Provision for legal and administrative proceedings (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 1,112,156	R$ 960,881	R$ 886,947
Additions, net of reversals	323,015	247,227	278,789
Payments	(343,440)	(242,597)	(316,804)
Inflation adjustment	318,568	146,645	111,949
Ending balance	1,410,299	1,112,156	960,881
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	392,976	309,019	245,432
Additions, net of reversals	149,415	130,164	175,715
Payments	(206,297)	(133,649)	(194,501)
Inflation adjustment	162,086	87,442	82,373
Ending balance	498,180	392,976	309,019
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	214,450	192,132	213,026
Additions, net of reversals	77,225	79,613	71,961
Payments	(121,585)	(84,165)	(98,730)
Inflation adjustment	42,839	26,870	5,875
Ending balance	212,929	214,450	192,132
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	473,390	429,951	399,288
Additions, net of reversals	92,646	35,978	31,078
Payments	(11,671)	(21,192)	(23,539)
Inflation adjustment	111,844	28,653	23,124
Ending balance	666,209	473,390	429,951
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	31,340	29,779	29,201
Additions, net of reversals	3,729	1,472	35
Payments	(3,887)	(3,591)	(34)
Inflation adjustment	1,799	3,680	577
Ending balance	R$ 32,981	R$ 31,340	R$ 29,779